Earnings per Common Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings per Common Share

NOTE 22 - EARNINGS PER COMMON SHARE

The factors used in the earnings per share computation follow.

	2020	2019	2018
Basic
Net income	$32,192	$33,878	$14,139
Preferred stock dividends	—	647	959
Net income available to common shareholders—basic	$32,192	$33,231	$13,180
Weighted average common shares outstanding—basic	16,129,875	15,652,881	11,971,786
Basic earnings per share	$2.00	$2.12	$1.10
Diluted
Net income available to common shareholders—basic	$32,192	$33,231	$13,180
Preferred stock dividends on convertible preferred stock	—	647	959
Net income available to common shareholders—diluted	$32,192	$33,878	$14,139
Weighted average common shares outstanding for earnings per common share basic	16,129,875	15,652,881	11,971,786
Add: dilutive effects of convertible preferred shares	—	1,198,859	1,883,921
Average shares and dilutive potential common shares outstanding—diluted	16,129,875	16,851,740	13,855,707
Diluted earnings per share	$2.00	$2.01	$1.02

Basic earnings per common share are calculated by dividing net income by the weighted-average number of common shares outstanding for the period. Diluted earnings per common share include the dilutive effect, if any, of additional potential common shares issuable under the equity incentive plan, computed using the treasury stock method, and the impact of the Company’s convertible preferred shares using the “if converted” method.